Equity Investment Disclosure: Continuity of investment in KRD, Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Continuity of investment in KRD, Balance Sheet
As at	2019 $	2018 $

Current assets	140,685	192,806
Non-current assets	1,609,849	1,050,328
Current liabilities	(1,456,912)	(682,782)
Non-current liabilities	(691,934)	(717,473)
Net assets	(398,312)	(157,121)